IMPAIRMENT OF LONG-LIVED ASSETS AND ALLOWANCE ON LONG-TERM RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2014
Schedule of Impairment of Long-Lived Assets and Allowance on Long-Term Receivables

	December 31, 2013	December 31, 2014	December 31, 2014
	RMB	RMB	US$
			(Note 3)
Impairment on equipment and intangible assets and other assets(i)	5,725,046	3,555,845	573,098
Impairment on prepayment for equipment(ii)	11,813,313	0	0
Allowance (reversal of allowance) of long-term receivables(iii)	17,927,763	(17,927,763)	(2,889,431)

Total	35,466,122	(14,371,918)	(2,316,333)

(i)	The operating losses of certain games were considered to be triggering events for long-lived assets, which were then subject to impairment analyses. The Group determined its long-lived asset groups, which the Group considers to be “held and used” in its operations, based upon certain factors including assessing the lowest level for which identifiable cash flows are largely independent of the cash flows of other groups of assets and liabilities. The asset groups consist of the Group’s operating assets for respective games and entity-wide assets such as the Group’s office building and land use right.

For asset groups related to games, estimates of future cash flows developed during the revision of the original budgets by taking into consideration of lower than expected projected operating performance as well as market acceptance of games that have not been commercially launched and expected future game operations, indicated certain asset groups of the Company may not recover their carrying value. As a result of the Group’s impairment analysis, asset groups associated with certain games and licensing fees paid for certain games that the Group has not commercially launched were identified as being impaired. Accordingly, an impairment provision was recognized equal to the excess of the carrying value over the fair value of the associated assets. The Group determined the fair value of the assets group using the income approach, a level 3 fair value measurement. The income approach included the use of a discounted cash flow model, which required assumptions of projected revenues, expenses, capital expenditures and other costs, as well as a discount rate calculated based on the risk profile of the Group. The impairment charges were recognized as follows:

Due to weaker than expected operating performance of certain games, the Group recognized impairment provisions on computer equipment of nil, RMB1.9 million and nil in 2012, 2013, and 2014 respectively. A significant factor for the internally developed income approach is forecasting performance and revenue from the games. The Group continued to monitor the actual revenue performance versus forecast revenue. Due to the lower than expected market acceptance of the games and the following content updates, certain games experienced significantly lower than expected user levels and revenue.

The Group has been monitoring its licensed games that have not commercially launched, including but not limited to their market acceptance and operational performance in other regions where they are commercially launched and operated by other operators. The Group incorporates these factors into its continuous evaluation of the forecasted results of the respective games and taking into account the Group’s expected commercial launch and cash flows in the evaluation of potential impairment of the carrying value of upfront licensing fees. Based on the Group’s impairment tests, impairment provisions on upfront licensing fees of RMB0.6 million, RMB3.8 million and RMB3.6 million(US$0.6 million) were recognized in 2012, 2013 and 2014, respectively.

(ii)	The Group prepaid RMB 11.8 million to a supplier for certain asset which was planned to be used in game promotion activity. In December 2013, the management decided to change the game promotion plans and as a result the asset was no longer required under the new promotion plan and as such Management decided not to take title to the asset from the supplier and wrote off the non-refundable prepayment.

(iii)	The Group prepaid RMB20.0 million to a supplier for purchasing computers and equipment in 2011. Due to game’s performance being much lower than expectations, the Group cancelled the purchase plan and requested for a refund on the prepayment from the supplier in 2013. However, the supplier did not have enough funds to return all prepayment which was deemed a strong indicator that recovery of the refund is doubtful. In February 2014, the Group agreed a repayment schedule with the supplier, under which the prepayment is required to be refunded in four installments during the next three years, and the first installment, which was RMB2.0 million, had been received on March, 2014. Due to the significant doubts as to the collectability of the remaining amount, management provided an allowance for the remaining prepayment receivable of RMB17.9 million as of December 31, 2013. The Company continued to negotiate with the supplier for the settlement of remaining receivables. In December 2014, the supplier promised to repay all the remaining RMB17.9 million before March 31, 2015. The Group revaluated the collectability of the receivables and determined the payments can be collected and therefore reversed the allowance of RMB17.9 million as of December 31, 2014. In March, 2015, the Group received payment of RMB17.9 million from the supplier.